Provisions - Narrative (Details)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 TZS (Tsh)	Dec. 31, 2024 USD ($)	Jul. 30, 2024 USD ($)	Jul. 30, 2024 TZS (Tsh)	Jan. 31, 2021 TZS (Tsh)
Disclosure of other provisions [line items]
Cash at banks and on hand	$ 12,512,058		$ 24,283,942
Other current provisions	3,434,062		$ 3,434,062	$ 3,434,062	Tsh 8,426,336,706
Interest paid	713,590
Kabanga Nickel Company Ltd
Disclosure of other provisions [line items]
Cash at banks and on hand | Tsh						Tsh 823,400,321
Kabanga Nickel Company Ltd | Revision of Interest
Disclosure of other provisions [line items]
Interest paid	$ 4,663,387	Tsh 12,357,974,405